Convertible Bonds	12 Months Ended
Dec. 31, 2024
Convertible Bonds
Convertible Bonds
10.	Convertible Bonds
(a)	2024 Convertible Bonds

In September 2019, the Company issued US$1,000,000 principal amount 0.00% convertible senior notes including US$125,000 sold upon the exercise of the over-allotment option (the “2024 Notes”). The 2024 Notes matured on October 1, 2024.

Holders had the right to convert their 2024 Notes at their option prior to the close of business on the business day immediately preceding April 1, 2024 only under the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on December 31, 2019 (and only during such calendar quarter), if the last reported sale price of the Company’s American Depositary Shares (the “ADSs”), each representing four Class A ordinary shares of the Company, par value US$0.000005 per share, for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter was greater than or equal to 130% of the conversion price on each applicable trading day (the “2024 Price Condition”); (2) during the five-business-day-period after any ten-consecutive-trading-day-period (the “measurement period”) in which the trading price per US$1,000 principal amount of the 2024 Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if the Company called the 2024 Notes for a tax redemption; (4) if the Company called the 2024 Notes for redemption at its option or (5) upon the occurrence of specified corporate events. On or after April 1, 2024 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders had the right to convert their 2024 Notes at any time. Upon conversion, the Company paid or delivered, as the case was, cash, ADSs, or a combination of cash and ADSs, at its election.

The initial conversion rate of the 2024 Notes was 23.4680 of the Company’s ADS per US$1,000 principal amount of the 2024 Notes (which was equivalent to an initial conversion price of approximately US$42.61 per ADS). The conversion rate was subject to adjustment in some events. In addition, following certain corporate events that occurred prior to the maturity date, if a make-whole fundamental change occurred prior to the maturity date of the 2024 Notes, or under certain circumstances upon a tax redemption or the Company’s optional redemption, the Company would, in certain circumstances, increase the conversion rate for a holder who elected to convert its 2024 Notes in connection with such corporate event, such make-whole fundamental change or such notice of tax redemption or notice of optional redemption, as the case was.

The Company could not redeem the 2024 Notes prior to October 1, 2022 unless certain tax-related events occur. On or after October 1, 2022, the Company could redeem for cash all or part of the 2024 Notes, at its option, if the last reported sale price of the Company’s American Depositary Shares had been at least 130% of the conversion price then in effect on (i) each of at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period ending on, and including, the trading day immediately prior to the date the Company provided notice of redemption; and (ii) the trading day immediately preceding the date the Company sent such notice. Holders of the 2024 Notes had the right to require the Company to repurchase all or part of their 2024 Notes in cash on October 1, 2022 (the “Repurchase Date”) or in the event of certain fundamental changes. No sinking fund was provided for the 2024 Notes.

10.	Convertible Bonds (Continued)
(b)	2025 Convertible Bonds

In November 2020, the Company issued US$2,000,000 principal amount 0.00% convertible senior notes including US$250,000 sold upon the exercise of the over-allotment option (the “2025 Notes”). The Notes will mature on December 1, 2025 unless redeemed, repurchased or converted prior to such date.

Holders may convert their 2025 Notes at their option prior to the close of business on the business day immediately preceding June 1, 2025 only under the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on March 31, 2021 (and only during such calendar quarter), if the last reported sale price of the Company’s ADS, par value US$0.000005 per share, for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day; (2) during the five-business-day period after any ten-consecutive-trading-day period (the ‘‘measurement period’’) in which the ‘‘trading price’’ (as defined below) per US$1,000 principal amount of 2025 Notes for each trading day of the measurement period is less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if the Company calls the 2025 Notes for a tax redemption; (4) if the Company calls the 2024 Notes for redemption at its option or (5) upon the occurrence of specified corporate events. On or after June 1, 2025 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their 2025 Notes at any time, regardless of the foregoing circumstances. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.

The conversion rate will initially be 5.2459 ADSs per US$1,000 principal amount of 2025 Notes (equivalent to an initial conversion price of approximately US$190.63 per ADS). The conversion rate will be subject to adjustment in some events but will not be adjusted for any accrued and unpaid special interest, if any. In addition, following certain corporate events that occur prior to the maturity date or following the Company’s delivery of a notice of a tax or optional redemption, the Company will, in certain circumstances, increase the conversion rate for a holder who elects to convert its 2025 Notes in connection with such a corporate event or such notice of tax or optional redemption, as the case may be.

The Company may not redeem the 2025 Notes prior to December 6, 2023 unless certain tax-related events occur. On or after December 6, 2023, the Company may redeem for cash all or part of the 2025 Notes, at its option, if the last reported sale price of its ADSs has been at least 130% of the conversion price then in effect on (i) each of at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period ending on, and including, the trading day immediately prior to the date the Company provide notice of redemption and (ii) the trading day immediately preceding the date the Company send such notice. Holders of the 2025 Notes had the right to require the Company to repurchase all or part of their 2025 Notes in cash on December 1, 2023 (the “Repurchase Date”) or in the event of certain fundamental changes. No sinking fund is provided for the 2025 Notes.

(c)	Accounting for Convertible Bonds

The Group adopted ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), effective from January 1, 2022, using the modified retrospective method. Under the modified retrospective approach, the Group applied the standard to all convertible bonds that are outstanding on the effective date, with the cumulative effect recognized as an adjustment to the opening balance of retained earnings and did not restate comparable periods.

10.	Convertible Bonds (Continued)
(c)	Accounting for Convertible Bonds (Continued)

The cumulative effects of changes made to the Group’s consolidated balance sheets on January 1, 2022 for the adoption of ASU 2020-06 were as follows:

	Balance as		Balance as of
	of December		January
	31, 2021	Adjustment	1, 2022
	RMB	RMB	RMB
Liabilities
Convertible bonds	11,788,907	2,316,324	14,105,231
Equity
Additional paid-in capital	95,340,819	(3,818,926)	91,521,893
Accumulated other comprehensive loss	(2,519,900)	136,096	(2,383,804)
Accumulated deficits	(17,706,533)	1,366,506	(16,340,027)

The adoption of ASU 2020-06 reduced interest expenses by RMB1,268,792 in 2022, and increased the basic and diluted earnings per share by RMB0.25 and RMB0.17, respectively. Those convertible bonds were anti-dilutive before adoption of ASU 2020-06.

Prior to the adoption of ASU 2020-06, as the conversion option may be settled in cash, ADSs, or a combination of cash and ADSs at the Company’s option, the Company separated the 2024 Notes and the 2025 Notes (collectively as the “Notes”) into liability and equity components in accordance with ASC 470-20, Debt with Conversion and Other Options. The carrying amount of the liability component was initially calculated by measuring the fair value of a similar liability that does not have an associated conversion feature. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the liability component from the initial proceeds and recorded as additional paid-in capital. Debt issuance costs were allocated to the liability and equity components proportionately. The resulting discount, together with the allocated issuance costs, are accreted at the effective interest rate over the period from the issuance date to the Repurchase Date.

After the adoption of ASU 2020-06, the Group recombine convertible bonds that were previously separated into liability and equity components in accordance with ASC 470-20. The revised amortized cost of the outstanding convertible bonds at transition is recomputed as if the conversion option was not separated. The Group determined the amortized cost at issuance date and then recalculate the amortization of the discount using the recalculated effective interest rate. The resulting discount, together with the issuance costs as mentioned below, are accreted at an effective interest rate over the period from the issuance date to the Repurchase Date. The recalculated effective rate of the 2024 Notes and 2025 Notes are 0.53% and 0.34%, respectively. The adjustment to retained earnings is the difference between the sum of the carrying amount of the liability and equity component immediately before transition and the revised amortized cost.

The gross proceeds from the issuance of the 2024 Notes and 2025 Notes were US$1,000,000 and US$2,000,000, respectively, and debt issuance costs including under writing commissions and offering expenses were approximately US$15,680 and US$20,607, respectively.

On December 1, 2023, the Repurchase Date of 2025 Notes, certain holders required the Company to repurchase their notes, and US$1,261,366 in aggregate principal amount was repaid in cash. As of December 31, 2023 and 2024, the principal amount of the Notes was US$830,205 and US$738,634, debt discount was fully amortized, and net carrying amount of the Notes were RMB5,880,093 and RMB5,309,597 (US$727,412), respectively.

For the years ended December 31, 2022, 2023 and 2024, the amounts of interest cost recognized relating to the amortization of the discount on the Notes were RMB51,655, RMB43,987 and nil, respectively. The amounts repayable within the next twelve months were classified as “Convertible bonds, current portion” in the consolidated balance sheets.

For the year ended December 31, 2024, holders of US$91,558 in aggregate principal amount of the 2024 Notes exercised their right to convert their notes into shares under the 2024 Price Condition at its initial conversion price. As a result, the Company issued 8,594,700 ordinary shares.